BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	8.9	7	$7,413	$7,451	8.2	7	$6,612	$5,945
Wind	6.2	7	3,260	3,249	5.2	8	2,331	2,230
Utility-scale solar	6.0	12	4,808	4,820	5.5	13	4,041	3,926
Distributed energy & sustainable solutions	5.3	10	736	723	5.1	11	796	746
Total	7.3	9	$16,217	$16,243	6.7	9	$13,780	$12,847
Add: Unamortized premiums(discounts)(3)			(77)				17
Less: Unamortized financing fees(3)			(68)				(82)
Less: Current portion			(1,891)				(1,299)
			$14,181				$12,416
(1)Includes $149 million (2022: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $14 million (2022: $15 million) outstanding to an associate of Brookfield. Refer to Note 27 - Related party transactions for more details.
(3)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
The following table outlines the financing and refinancing completed for the year ended December 31, 2023:

Period Closed	Region	Technology	Average Interest rate(1)		Maturity	Carrying Value
Q2 2023	Brazil	Wind	CDI	Financing	2024	BRL $450 million ($93 million)
Q3 2023	Brazil	Wind	CDI	Financing	2047	BRL $300 million ($60 million)
Q3 2023	Colombia	Hydro	IBR	Financing	2033	COP $687 billion ($169 million)
Q4 2023	US	Solar	SOFR	Financing	2028	$48 million
Q4 2023	US	Hydro	6.16%	Refinancing	2032	$80 million
Q4 2023	US	Hydro	7.75%	Refinancing	2033	$125 million
Q4 2023	US	Wind	SOFR	Financing	2034	$52 million
Q4 2023	US	Wind	SOFR	Financing	2024	$140 million
Q4 2023	US	Various	SOFR	Financing	2025	$200 million
Q4 2023	US	Various	SOFR	Financing	2028	$600 million
Q4 2023	Brazil	Hydro	7.72%	Refinancing	2024	BRL $800 million ($164 million)
Q4 2023	Colombia	Hydro	IBR	Financing	2033	COP $100 billion ($25 million)
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.
(2)Term conversion date in 2024 automatically rolling into a maturity of 2034.

Summary of future repayments of debt obligations, for each of the next five years
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2024	2025	2026	2027	2028	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$617	$561	$1,489	$629	$544	$3,573	$7,413
Wind	719	378	217	241	486	1,219	3,260
Utility-scale solar	514	407	245	290	606	2,746	4,808
Distributed energy & sustainable solutions	41	38	34	49	149	425	736
	$1,891	$1,384	$1,985	$1,209	$1,785	$7,963	$16,217

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2023	2022
Non-recourse borrowings
Unamortized financing fees and discounts, beginning of year	$(82)	$(91)
Additional financing fees and discounts	(11)	(19)
Amortization of financing and discounts fees	13	14
Foreign exchange translation and other	12	14
Unamortized financing fees and discounts, end of year	$(68)	$(82)

Disclosure Of Unamortized Financing Fees and Premiums
The following table outlines the change in the unamortized premiums (discounts) of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2023	2022
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$17	$55
Additional premiums and discounts	(90)	(19)
Amortization of premiums and discounts fees	(1)	(2)
Foreign exchange translation and other	(3)	(17)
Unamortized premiums fees and discounts, end of year	$(77)	$17

Summary of borrowings
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Transfer to Held for sale	Disposal	Other(2)(3)	December 31
2023
Non-recourse borrowings	$13,715	588	1,160	—	(164)	773	$16,072
2022
Non-recourse borrowings	$13,512	926	—	(171)	—	(552)	$13,715
(1)Excludes $(19) million (2022: $(20) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $31 million (2022: nil) of non-recourse borrowings acquired through asset acquisitions.